RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Tables)	3 Months Ended
Mar. 31, 2022
Presentation of leases for lessee [Abstract]
Summary of Right of Use Asset
2022
$
Balance, January 1	1,177
Additions	-
Amortization expense	(86)
Balance, March 31	1,091

Summary of Maturity Analysis
2022
$
Balance, January 1	1,327
Interest expense	18
Repayments	(101)
Balance, March 31	1,244